Segment Information - Schedule of Segment Reporting Information used by CODM (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Cash and marketable securities held in Trust Account	$ 423,689,503	$ 0
Cash	702,154	0
General and administrative costs	1,990,219	51,910
Income earned on cash and marketable securities held in Trust Account	$ 10,689,503	$ 0